COMMITMENTS (Details) - Other commitments $ in Millions	Dec. 31, 2021 CAD ($)
2022
COMMITMENTS
Minimum payments	$ 322.1
2023 to 2026
COMMITMENTS
Minimum payments	765.0
2027 and thereafter
COMMITMENTS
Minimum payments	$ 386.7